EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Common Stock, Dividends, Per Share, Cash Paid		$ 0.615	$ 0.615
Common Stock, Dividends, Per Share, Declared		$ 0.615	$ 0.615
Subsequent Event [Member]
Common Stock, Dividends, Per Share, Declared	$ 0.615
Dividends Payable, Date of Record	May 01, 2017
Dividends Payable, Date to be Paid	May 15, 2017
Series E Preferred Stock [Member] | Subsequent Event [Member]
Aggregate Amount of Shares Issued, Preferred Stock	20,000
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Aggregate Value, Preferred Stock Issued	$ 20
Noncash Contribution Expense	$ 20
Preferred Stock, Dividend Rate, Percentage	5.50%